Condensed Consolidated Guarantor Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
Condensed Consolidating Guarantor Financial Information

Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (together, the "HWF Issuers"), which are 100 percent owned by Hilton Worldwide Parent LLC ("HWP"), which is 100 percent owned by the Parent, issued the 2025 Senior Notes and the 2027 Senior Notes. Hilton Domestic Operating Company Inc. ("HOC"), which is 100 percent owned by Hilton Worldwide Finance LLC, assumed the 2024 Senior Notes, issued the 2026 Senior Notes and, in June 2019, issued the 2030 Senior Notes. The 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2030 Senior Notes are collectively referred to as the Senior Notes. The HWF Issuers and HOC are collectively referred to as the Subsidiary Issuers.

The Senior Notes are guaranteed jointly and severally on a senior unsecured basis by HWP, the Parent and certain of the Parent's wholly owned domestic restricted subsidiaries that are themselves not issuers of the applicable series of Senior Notes (together, the "Guarantors''). The indentures that govern the Senior Notes provide that any subsidiary of the Company that provides a guarantee of our senior secured credit facilities will guarantee the Senior Notes. Additionally, the HWF Issuers are guarantors of the 2024 Senior Notes, the 2026 Senior Notes and the 2030 Senior Notes and HOC is a guarantor of the 2025 Senior Notes and the 2027 Senior Notes. As of June 30, 2019, none of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations or our non-wholly owned subsidiaries guarantee the Senior Notes (collectively, the "Non-Guarantors").

The guarantees are full and unconditional, subject to certain customary release provisions. The indentures that govern the Senior Notes provide that any Guarantor may be released from its guarantee so long as: (i) the subsidiary is sold or sells all of its assets; (ii) the subsidiary is released from its guaranty under our senior secured credit facilities; (iii) the subsidiary is declared "unrestricted" for covenant purposes; (iv) the subsidiary is merged with or into the applicable Subsidiary Issuers or another Guarantor or the Guarantor liquidates after transferring all of its assets to the applicable Subsidiary Issuers or another Guarantor; or (v) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied, in each case in compliance with applicable provisions of the indentures.

The following tables present the condensed consolidating financial information as of June 30, 2019 and December 31, 2018, and for the three and six months ended June 30, 2019 and 2018, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors. The condensed consolidating financial information presents the financial information for all periods based on the composition of the Guarantors and Non-Guarantors as of June 30, 2019.

	June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$23	$609	$—	$635
Restricted cash and cash equivalents	—	—	34	16	33	—	83
Accounts receivable, net	—	—	14	852	324	—	1,190
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	16	48	55	(2)	117
Other	—	1	1	48	147	(7)	190
Total current assets	—	1	68	987	1,208	(49)	2,215
Intangibles and Other Assets:
Investments in subsidiaries	2	4,113	7,850	2	—	(11,967)	—
Goodwill	—	—	—	3,824	1,333	—	5,157
Brands	—	—	—	4,405	469	—	4,874
Management and franchise contracts, net	—	—	1	502	314	—	817
Other intangible assets, net	—	—	—	279	121	—	400
Operating lease right-of-use assets	—	—	36	10	845	—	891
Property and equipment, net	—	—	61	67	290	—	418
Deferred income tax assets	4	7	86	—	146	(97)	146
Other	—	12	31	17	162	—	222
Total intangibles and other assets	6	4,132	8,065	9,106	3,680	(12,064)	12,925
TOTAL ASSETS	$6	$4,133	$8,133	$10,093	$4,888	$(12,113)	$15,140
LIABILITIES AND EQUITY (DEFICIT)
Current Liabilities:
Accounts payable, accrued expenses and other	$36	$20	$201	$664	$743	$(7)	$1,657
Current maturities of long-term debt	—	—	20	—	17	—	37
Current portion of deferred revenues	—	—	47	241	12	(2)	298
Intercompany payables	—	—	40	—	—	(40)	—
Current portion of liability for guest loyalty program	—	—	—	788	—	—	788
Total current liabilities	36	20	308	1,693	772	(49)	2,780
Long-term debt	—	4,076	3,473	—	223	—	7,772
Operating lease liabilities	—	—	43	8	1,015	—	1,066
Deferred revenues	—	—	—	754	68	—	822
Deferred income tax liabilities	—	—	—	958	—	(97)	861
Liability for guest loyalty program	—	—	—	986	—	—	986
Other	—	35	196	94	551	—	876
Total liabilities	36	4,131	4,020	4,493	2,629	(146)	15,163
Equity (Deficit):
Total Hilton stockholders' equity (deficit)	(30)	2	4,113	5,600	2,252	(11,967)	(30)
Noncontrolling interests	—	—	—	—	7	—	7
Total equity (deficit)	(30)	2	4,113	5,600	2,259	(11,967)	(23)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$6	$4,133	$8,133	$10,093	$4,888	$(12,113)	$15,140

	December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$17	$383	$—	$403
Restricted cash and cash equivalents	—	—	34	15	32	—	81
Accounts receivable, net	—	—	10	735	405	—	1,150
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	52	37	80	(9)	160
Other	—	1	1	36	154	(3)	189
Total current assets	—	1	100	840	1,094	(52)	1,983
Intangibles and Other Assets:
Investments in subsidiaries	557	5,131	7,930	557	—	(14,175)	—
Goodwill	—	—	—	3,824	1,336	—	5,160
Brands	—	—	—	4,404	465	—	4,869
Management and franchise contracts, net	—	—	—	556	316	—	872
Other intangible assets, net	—	—	—	287	128	—	415
Property and equipment, net	—	—	27	65	275	—	367
Deferred income tax assets	4	—	94	—	90	(98)	90
Other	—	23	33	22	161	—	239
Total intangibles and other assets	561	5,154	8,084	9,715	2,771	(14,273)	12,012
TOTAL ASSETS	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$10	$19	$229	$529	$765	$(3)	$1,549
Current maturities of long-term debt	—	—	—	—	16	—	16
Current portion of deferred revenues	—	—	106	239	14	(9)	350
Intercompany payables	—	—	40	—	—	(40)	—
Current portion of liability for guest loyalty program	—	—	—	700	—	—	700
Total current liabilities	10	19	375	1,468	795	(52)	2,615
Long-term debt	—	4,573	2,467	—	226	—	7,266
Deferred revenues	—	—	—	762	64	—	826
Deferred income tax liabilities	—	6	—	962	28	(98)	898
Liability for guest loyalty program	—	—	—	969	—	—	969
Other	—	—	211	93	559	—	863
Total liabilities	10	4,598	3,053	4,254	1,672	(150)	13,437
Equity:
Total Hilton stockholders' equity	551	557	5,131	6,301	2,186	(14,175)	551
Noncontrolling interests	—	—	—	—	7	—	7
Total equity	551	557	5,131	6,301	2,193	(14,175)	558
TOTAL LIABILITIES AND EQUITY	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995

	Three Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$69	$338	$41	$(4)	$444
Base and other management fees	—	—	—	57	32	—	89
Incentive management fees	—	—	—	21	37	—	58
Owned and leased hotels	—	—	—	—	387	—	387
Other revenues	—	—	1	20	5	—	26
	—	—	70	436	502	(4)	1,004
Other revenues from managed and franchised properties	—	—	81	1,247	152	—	1,480
Total revenues	—	—	151	1,683	654	(4)	2,484

Expenses
Owned and leased hotels	—	—	—	—	334	—	334
Depreciation and amortization	—	—	1	63	22	—	86
General and administrative	—	—	89	—	31	(7)	113
Other expenses	—	—	3	2	7	3	15
	—	—	93	65	394	(4)	548
Other expenses from managed and franchised properties	—	—	87	1,224	147	—	1,458
Total expenses	—	—	180	1,289	541	(4)	2,006

Operating income (loss)	—	—	(29)	394	113	—	478

Interest expense	—	(52)	(33)	—	(16)	—	(101)
Gain (loss) on foreign currency transactions	—	—	(1)	(9)	7	—	(3)
Other non-operating income (loss), net	—	(9)	—	(5)	2	—	(12)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(61)	(63)	380	106	—	362

Income tax benefit (expense)	—	15	14	(94)	(36)	—	(101)

Income (loss) before equity in earnings from subsidiaries	—	(46)	(49)	286	70	—	261

Equity in earnings from subsidiaries	260	306	355	260	—	(1,181)	—

Net income	260	260	306	546	70	(1,181)	261
Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income attributable to Hilton stockholders	$260	$260	$306	$546	$69	$(1,181)	$260

Comprehensive income	$252	$235	$308	$546	$85	$(1,173)	$253
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Comprehensive income attributable to Hilton stockholders	$252	$235	$308	$546	$84	$(1,173)	$252

	Three Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$50	$322	$36	$(4)	$404
Base and other management fees	—	—	1	55	28	—	84
Incentive management fees	—	—	—	22	37	—	59
Owned and leased hotels	—	—	—	—	392	—	392
Other revenues	—	—	1	17	3	1	22
	—	—	52	416	496	(3)	961
Other revenues from managed and franchised properties	—	—	62	1,110	158	—	1,330
Total revenues	—	—	114	1,526	654	(3)	2,291

Expenses
Owned and leased hotels	—	—	—	—	352	—	352
Depreciation and amortization	—	—	2	58	19	—	79
General and administrative	—	—	83	—	32	—	115
Other expenses	—	—	2	8	6	(4)	12
	—	—	87	66	409	(4)	558
Other expenses from managed and franchised properties	—	—	62	1,114	151	—	1,327
Total expenses	—	—	149	1,180	560	(4)	1,885

Operating income (loss)	—	—	(35)	346	94	1	406

Interest expense	—	(57)	(31)	—	(9)	2	(95)
Gain (loss) on foreign currency transactions	—	—	6	(89)	71	—	(12)
Other non-operating income (loss), net	—	(7)	1	4	4	(3)	(1)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(64)	(59)	261	160	—	298

Income tax benefit (expense)	—	16	14	(61)	(50)	—	(81)

Income (loss) before equity in earnings from subsidiaries	—	(48)	(45)	200	110	—	217

Equity in earnings from subsidiaries	217	265	310	217	—	(1,009)	—

Net income	217	217	265	417	110	(1,009)	217
Net income attributable to noncontrolling interests	—	—	—	—	—	—	—
Net income attributable to Hilton stockholders	$217	$217	$265	$417	$110	$(1,009)	$217

Comprehensive income	$155	$227	$266	$416	$38	$(947)	$155
Comprehensive income attributable to noncontrolling interests	—	—	—	—	—	—	—
Comprehensive income attributable to Hilton stockholders	$155	$227	$266	$416	$38	$(947)	$155

	Six Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$130	$632	$73	$(9)	$826
Base and other management fees	—	—	—	109	60	—	169
Incentive management fees	—	—	—	44	69	—	113
Owned and leased hotels	—	—	—	—	699	—	699
Other revenues	—	—	1	43	8	—	52
	—	—	131	828	909	(9)	1,859
Other revenues from managed and franchised properties	—	—	156	2,386	287	—	2,829
Total revenues	—	—	287	3,214	1,196	(9)	4,688

Expenses
Owned and leased hotels	—	—	—	—	632	—	632
Depreciation and amortization	—	—	3	125	42	—	170
General and administrative	—	—	171	—	62	(13)	220
Other expenses	—	—	4	10	17	4	35
	—	—	178	135	753	(9)	1,057
Other expenses from managed and franchised properties	—	—	159	2,402	280	—	2,841
Total expenses	—	—	337	2,537	1,033	(9)	3,898

Operating income (loss)	—	—	(50)	677	163	—	790

Interest expense	—	(103)	(68)	—	(28)	—	(199)
Gain (loss) on foreign currency transactions	—	—	1	(27)	23	—	(3)
Other non-operating income (loss), net	—	(9)	—	(5)	6	—	(8)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(112)	(117)	645	164	—	580

Income tax benefit (expense)	—	27	27	(159)	(55)	—	(160)

Income (loss) before equity in earnings from subsidiaries	—	(85)	(90)	486	109	—	420

Equity in earnings from subsidiaries	418	503	593	418	—	(1,932)	—

Net income	418	418	503	904	109	(1,932)	420
Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income attributable to Hilton stockholders	$418	$418	$503	$904	$107	$(1,932)	$418

Comprehensive income	$394	$378	$506	$904	$122	$(1,908)	$396
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Comprehensive income attributable to Hilton stockholders	$394	$378	$506	$904	$120	$(1,908)	$394

	Six Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$94	$584	$65	$(8)	$735
Base and other management fees	—	—	1	106	54	—	161
Incentive management fees	—	—	—	43	71	—	114
Owned and leased hotels	—	—	—	—	726	—	726
Other revenues	—	—	3	41	5	(4)	45
	—	—	98	774	921	(12)	1,781
Other revenues from managed and franchised properties	—	—	106	2,180	298	—	2,584
Total revenues	—	—	204	2,954	1,219	(12)	4,365

Expenses
Owned and leased hotels	—	—	—	—	672	—	672
Depreciation and amortization	—	—	3	118	40	—	161
General and administrative	—	—	156	—	67	(4)	219
Other expenses	—	—	4	15	15	(8)	26
	—	—	163	133	794	(12)	1,078
Other expenses from managed and franchised properties	—	—	108	2,198	296	—	2,602
Total expenses	—	—	271	2,331	1,090	(12)	3,680

Operating income (loss)	—	—	(67)	623	129	—	685

Interest expense	—	(118)	(44)	—	(19)	3	(178)
Gain (loss) on foreign currency transactions	—	—	3	(81)	77	—	(1)
Other non-operating income (loss), net	—	(7)	4	12	7	(3)	13

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(125)	(104)	554	194	—	519

Income tax benefit (expense)	—	31	27	(134)	(63)	—	(139)

Income (loss) before equity in earnings from subsidiaries	—	(94)	(77)	420	131	—	380

Equity in earnings from subsidiaries	378	472	549	378	—	(1,777)	—

Net income	378	378	472	798	131	(1,777)	380
Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income attributable to Hilton stockholders	$378	$378	$472	$798	$129	$(1,777)	$378

Comprehensive income	$377	$417	$473	$798	$90	$(1,776)	$379
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Comprehensive income attributable to Hilton stockholders	$377	$417	$473	$798	$88	$(1,776)	$377

	Six Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(85)	$—	$675	$75	$(15)	$650
Investing Activities:
Capital expenditures for property and equipment	—	—	(5)	(3)	(38)	—	(46)
Capitalized software costs	—	—	—	(44)	—	—	(44)
Other	—	—	—	1	(6)	—	(5)
Net cash used in investing activities	—	—	(5)	(46)	(44)	—	(95)
Financing Activities:
Borrowings	—	795	1,000	—	—	—	1,795
Repayment of debt	—	(1,295)	(14)	—	(8)	—	(1,317)
Debt issuance costs	—	(13)	(14)	—	—	—	(27)
Intercompany transfers	740	598	(933)	(622)	217	—	—
Dividends paid	(87)	—	—	—	—	—	(87)
Repurchases of common stock	(653)	—	—	—	—	—	(653)
Intercompany dividends	—	—	—	—	(15)	15	—
Share-based compensation tax withholdings and other	—	—	(34)	—	—	—	(34)
Net cash provided by (used in) financing activities	—	85	5	(622)	194	15	(323)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	2	—	2
Net increase in cash, restricted cash and cash equivalents	—	—	—	7	227	—	234
Cash, restricted cash and cash equivalents, beginning of period	—	—	37	32	415	—	484
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$39	$642	$—	$718

	Six Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(102)	$(8)	$494	$148	$—	$532
Investing Activities:
Capital expenditures for property and equipment	—	—	(4)	(1)	(23)	—	(28)
Capitalized software costs	—	—	—	(38)	—	—	(38)
Other	—	—	—	(3)	(6)	—	(9)
Net cash used in investing activities	—	—	(4)	(42)	(29)	—	(75)
Financing Activities:
Borrowings	—	150	1,500	—	—	—	1,650
Repayment of debt	—	(660)	—	—	(12)	—	(672)
Debt issuance costs	—	—	(21)	—	—	—	(21)
Intercompany transfers	1,531	612	(1,451)	(450)	(242)	—	—
Dividends paid	(92)	—	—	—	—	—	(92)
Repurchases of common stock	(1,439)	—	—	—	—	—	(1,439)
Share-based compensation tax withholdings and other	—	—	(42)	—	—	—	(42)
Net cash provided by (used in) financing activities	—	102	(14)	(450)	(254)	—	(616)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(6)	—	(6)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(26)	2	(141)	—	(165)
Cash, restricted cash and cash equivalents, beginning of period	—	—	63	28	579	—	670
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$30	$438	$—	$505

Condensed Consolidating Guarantor Financial Information

In April 2018, Hilton Domestic Operating Company Inc. ("HOC"), which is 100 percent owned by Hilton Worldwide Finance LLC, issued the 2026 Senior Notes. In March 2017, Hilton Worldwide Finance LLC and Hilton Worldwide Finance Corp. (the "HWF Issuers"), entities that are 100 percent owned by Hilton Worldwide Parent LLC ("HWP"), which is 100 percent owned by the Parent, issued the 2025 Senior Notes and 2027 Senior Notes. In September 2016, HOC assumed the 2024 Senior Notes that were issued in August 2016 by escrow issuers. In October 2013, the HWF Issuers issued the 2021 Senior Notes, which were redeemed in full in March 2017. See Note 9: "Debt" for additional information.

The HWF Issuers are guarantors of the 2026 Senior Notes and the 2024 Senior Notes. HOC is a guarantor of the 2025 Senior Notes and the 2027 Senior Notes and was a guarantor of the 2021 Senior Notes prior to their redemption. The 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes and 2027 Senior Notes are collectively referred to as the Senior Notes. The HWF Issuers and HOC are collectively referred to as the Subsidiary Issuers.

The Senior Notes are guaranteed jointly and severally on a senior unsecured basis by HWP, the Parent and certain of the Parent's 100 percent owned domestic restricted subsidiaries that are themselves not issuers of the applicable series of Senior Notes (together, the "Guarantors''). The indentures that govern the Senior Notes provide that any subsidiary of the Company that provides a guarantee of our senior secured credit facility will guarantee the Senior Notes. As of December 31, 2018, none of our foreign subsidiaries or U.S. subsidiaries owned by foreign subsidiaries or conducting foreign operations or our non-wholly owned subsidiaries guaranteed the Senior Notes (collectively, the "Non-Guarantors").

The guarantees are full and unconditional, subject to certain customary release provisions. The indentures that govern the Senior Notes provide that any Guarantor may be released from its guarantee so long as: (i) the subsidiary is sold or sells all of its assets; (ii) the subsidiary is released from its guaranty under our senior secured credit facility; (iii) the subsidiary is declared "unrestricted" for covenant purposes; (iv) the subsidiary is merged with or into the applicable Subsidiary Issuers or another Guarantor or the Guarantor liquidates after transferring all of its assets to the applicable Subsidiary Issuers or another Guarantor; or (v) the requirements for legal defeasance or covenant defeasance or to discharge the indenture have been satisfied, in each case in compliance with applicable provisions of the indentures.

The following tables present the condensed consolidating financial information as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors.

	December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$17	$383	$—	$403
Restricted cash and cash equivalents	—	—	34	15	32	—	81
Accounts receivable, net	—	—	10	735	405	—	1,150
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	52	37	80	(9)	160
Income taxes receivable	—	—	—	23	—	(3)	20
Other	—	1	1	13	154	—	169
Total current assets	—	1	100	840	1,094	(52)	1,983
Intangibles and Other Assets:
Investments in subsidiaries	557	5,131	7,930	557	—	(14,175)	—
Goodwill	—	—	—	3,824	1,336	—	5,160
Brands	—	—	—	4,404	465	—	4,869
Management and franchise contracts, net	—	—	—	556	316	—	872
Other intangible assets, net	—	—	—	287	128	—	415
Property and equipment, net	—	—	27	65	275	—	367
Deferred income tax assets	4	—	94	—	90	(98)	90
Other	—	23	33	22	161	—	239
Total intangibles and other assets	561	5,154	8,084	9,715	2,771	(14,273)	12,012
TOTAL ASSETS	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$10	$19	$229	$529	$743	$—	$1,530
Current portion of deferred revenues	—	—	106	239	14	(9)	350
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	—	—	—	16	—	16
Income taxes payable	—	—	—	—	22	(3)	19
Current portion of liability for guest loyalty program	—	—	—	700	—	—	700
Total current liabilities	10	19	375	1,468	795	(52)	2,615
Long-term debt	—	4,573	2,467	—	226	—	7,266
Deferred revenues	—	—	—	762	64	—	826
Deferred income tax liabilities	—	6	—	962	28	(98)	898
Liability for guest loyalty program	—	—	—	969	—	—	969
Other	—	—	211	93	559	—	863
Total liabilities	10	4,598	3,053	4,254	1,672	(150)	13,437
Equity:
Total Hilton stockholders' equity	551	557	5,131	6,301	2,186	(14,175)	551
Noncontrolling interests	—	—	—	—	7	—	7
Total equity	551	557	5,131	6,301	2,193	(14,175)	558
TOTAL LIABILITIES AND EQUITY	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995

	December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$2	$18	$550	$—	$570
Restricted cash and cash equivalents	—	—	61	10	29	—	100
Accounts receivable, net	—	—	18	712	275	—	1,005
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	25	24	84	(6)	127
Income taxes receivable	—	—	—	60	—	(24)	36
Other	—	—	1	13	155	—	169
Total current assets	—	—	107	837	1,133	(70)	2,007
Intangibles and Other Assets:
Investments in subsidiaries	1,697	7,067	8,326	1,697	—	(18,787)	—
Goodwill	—	—	—	3,824	1,366	—	5,190
Brands	—	—	—	4,405	485	—	4,890
Management and franchise contracts, net	—	—	2	645	306	—	953
Other intangible assets, net	—	—	1	283	149	—	433
Property and equipment, net	—	—	20	67	266	—	353
Deferred income tax assets	6	—	104	—	127	(126)	111
Other	—	20	32	67	172	—	291
Total intangibles and other assets	1,703	7,087	8,485	10,988	2,871	(18,913)	12,221
TOTAL ASSETS	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$15	$20	$184	$576	$624	$(3)	$1,416
Current portion of deferred revenues	—	—	90	266	13	(3)	366
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	32	—	—	14	—	46
Income taxes payable	—	—	—	—	36	(24)	12
Current portion of liability for guest loyalty program	—	—	—	622	—	—	622
Total current liabilities	15	52	314	1,464	687	(70)	2,462
Long-term debt	—	5,333	983	—	240	—	6,556
Deferred revenues	—	—	—	770	59	—	829
Deferred income tax liabilities	—	5	—	1,052	—	(126)	931
Liability for guest loyalty program	—	—	—	839	—	—	839
Other	—	—	228	64	628	—	920
Total liabilities	15	5,390	1,525	4,189	1,614	(196)	12,537
Equity:
Total Hilton stockholders' equity	1,688	1,697	7,067	7,636	2,387	(18,787)	1,688
Noncontrolling interests	—	—	—	—	3	—	3
Total equity	1,688	1,697	7,067	7,636	2,390	(18,787)	1,691
TOTAL LIABILITIES AND EQUITY	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$227	$1,182	$139	$(18)	$1,530
Base and other management fees	—	—	1	205	115	—	321
Incentive management fees	—	—	—	78	157	—	235
Owned and leased hotels	—	—	—	—	1,484	—	1,484
Other revenues	—	—	6	81	11	—	98
	—	—	234	1,546	1,906	(18)	3,668
Other revenues from managed and franchised properties	—	—	245	4,376	617	—	5,238
Total revenues	—	—	479	5,922	2,523	(18)	8,906

Expenses
Owned and leased hotels	—	—	—	—	1,332	—	1,332
Depreciation and amortization	—	—	6	237	82	—	325
General and administrative	—	—	323	—	130	(10)	443
Other expenses	—	—	7	22	30	(8)	51
	—	—	336	259	1,574	(18)	2,151
Other expenses from managed and franchised properties	—	—	236	4,466	621	—	5,323
Total expenses	—	—	572	4,725	2,195	(18)	7,474

Operating income (loss)	—	—	(93)	1,197	328	—	1,432

Interest expense	—	(227)	(106)	—	(38)	—	(371)
Gain (loss) on foreign currency transactions	—	—	4	84	(99)	—	(11)
Other non-operating income (loss), net	—	(9)	3	16	18	—	28

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(236)	(192)	1,297	209	—	1,078

Income tax benefit (expense)	—	57	39	(309)	(96)	—	(309)

Income (loss) before equity in earnings from subsidiaries	—	(179)	(153)	988	113	—	769

Equity in earnings from subsidiaries	764	943	1,096	764	—	(3,567)	—

Net income	764	764	943	1,752	113	(3,567)	769
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$764	$764	$943	$1,752	$108	$(3,567)	$764

Comprehensive income	$707	$784	$932	$1,751	$48	$(3,510)	$712
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$707	$784	$932	$1,751	$43	$(3,510)	$707

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$143	$1,077	$118	$(17)	$1,321
Base and other management fees	—	—	1	195	128	—	324
Incentive management fees	—	—	—	76	146	—	222
Owned and leased hotels	—	—	—	—	1,432	—	1,432
Other revenues	—	—	31	70	11	(7)	105
	—	—	175	1,418	1,835	(24)	3,404
Other revenues from managed and franchised properties	—	—	159	3,986	582	—	4,727
Total revenues	—	—	334	5,404	2,417	(24)	8,131

Expenses
Owned and leased hotels	—	—	—	—	1,269	—	1,269
Depreciation and amortization	—	—	5	242	89	—	336
General and administrative	—	—	327	—	118	(6)	439
Other expenses	—	—	17	29	27	(17)	56
	—	—	349	271	1,503	(23)	2,100
Other expenses from managed and franchised properties	—	—	147	4,147	605	—	4,899
Total expenses	—	—	496	4,418	2,108	(23)	6,999

Gain (loss) on sales of assets, net	—	—	—	(1)	1	—	—

Operating income (loss)	—	—	(162)	985	310	(1)	1,132

Interest expense	—	(244)	(61)	—	(47)	1	(351)
Gain (loss) on foreign currency transactions	—	—	10	124	(131)	—	3
Loss on debt extinguishment	—	(60)	—	—	—	—	(60)
Other non-operating income (loss), net	—	(3)	4	7	21	—	29

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(307)	(209)	1,116	153	—	753

Income tax benefit (expense)	(3)	122	26	89	102	—	336

Income (loss) before equity in earnings from subsidiaries	(3)	(185)	(183)	1,205	255	—	1,089

Equity in earnings from subsidiaries	1,087	1,272	1,455	1,087	—	(4,901)	—

Net income	1,084	1,087	1,272	2,292	255	(4,901)	1,089
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$1,084	$1,087	$1,272	$2,292	$250	$(4,901)	$1,084

Comprehensive income	$1,281	$1,101	$1,288	$2,295	$419	$(5,098)	$1,286
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$1,281	$1,101	$1,288	$2,295	$414	$(5,098)	$1,281

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$21	$974	$106	$(10)	$1,091
Base and other management fees	—	—	—	122	108	—	230
Incentive management fees	—	—	—	16	126	—	142
Owned and leased hotels	—	—	—	—	1,434	—	1,434
Other revenues	—	—	10	61	11	—	82
	—	—	31	1,173	1,785	(10)	2,979
Other revenues from managed and franchised properties	—	—	32	3,053	512	—	3,597
Total revenues	—	—	63	4,226	2,297	(10)	6,576

Expenses
Owned and leased hotels	—	—	—	—	1,279	—	1,279
Depreciation and amortization	—	—	1	266	86	—	353
General and administrative	—	—	90	203	116	—	409
Other expenses	—	—	1	31	44	(10)	66
	—	—	92	500	1,525	(10)	2,107
Other expenses from managed and franchised properties	—	—	32	3,083	494	—	3,609
Total expenses	—	—	124	3,583	2,019	(10)	5,716

Gain on sales of assets, net	—	—	—	—	8	—	8

Operating income (loss)	—	—	(61)	643	286	—	868

Interest expense	—	(261)	(14)	(12)	(47)	—	(334)
Gain (loss) on foreign currency transactions	—	—	11	(150)	123	—	(16)
Other non-operating income, net	—	1	1	7	13	—	22

Income (loss) from continuing operations before income taxes and equity in losses from subsidiaries	—	(260)	(63)	488	375	—	540

Income tax benefit (expense)	193	100	26	(297)	(579)	—	(557)

Income (loss) from continuing operations before equity in losses from subsidiaries	193	(160)	(37)	191	(204)	—	(17)

Equity in losses from subsidiaries	(220)	(60)	(23)	(220)	—	523	—

Loss from continuing operations, net of taxes	(27)	(220)	(60)	(29)	(204)	523	(17)
Income from discontinued operations, net of taxes	365	365	365	426	375	(1,525)	371
Net income	338	145	305	397	171	(1,002)	354
Net income attributable to noncontrolling interests	—	—	—	—	(16)	—	(16)
Net income attributable to Hilton stockholders	$338	$145	$305	$397	$155	$(1,002)	$338

Comprehensive income	$121	$143	$310	$326	$21	$(785)	$136
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(15)	—	(15)
Comprehensive income attributable to Hilton stockholders	$121	$143	$310	$326	$6	$(785)	$121

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(185)	$(8)	$1,267	$181	$—	$1,255
Investing Activities:
Capital expenditures for property and equipment	—	—	(9)	(7)	(56)	—	(72)
Payments received on other financing receivables	—	—	—	49	1	—	50
Capitalized software costs	—	—	—	(87)	—	—	(87)
Other	—	—	—	(6)	(16)	—	(22)
Net cash used in investing activities	—	—	(9)	(51)	(71)	—	(131)
Financing Activities:
Borrowings	—	175	1,500	—	1	—	1,676
Repayment of debt	—	(985)	—	—	(20)	—	(1,005)
Debt issuance costs	—	—	(21)	—	—	—	(21)
Intercompany transfers	1,902	995	(1,444)	(1,209)	(244)	—	—
Dividends paid	(181)	—	—	—	—	—	(181)
Repurchases of common stock	(1,721)	—	—	—	—	—	(1,721)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(44)	—	—	—	(44)
Acquisition of noncontrolling interest	—	—	—	(3)	—	—	(3)
Net cash provided by (used in) financing activities	—	185	(9)	(1,212)	(264)	—	(1,300)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(10)	—	(10)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(26)	4	(164)	—	(186)
Cash, restricted cash and cash equivalents, beginning of period	—	—	63	28	579	—	670
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$32	$415	$—	$484

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(113)	$(103)	$950	$285	$(170)	$849
Investing Activities:
Capital expenditures for property and equipment	—	—	(12)	(12)	(34)	—	(58)
Payments received on other financing receivables	—	—	—	7	—	—	7
Capitalized software costs	—	—	—	(75)	—	—	(75)
Other	—	(13)	—	(8)	3	(3)	(21)
Net cash used in investing activities	—	(13)	(12)	(88)	(31)	(3)	(147)
Financing Activities:
Borrowings	—	1,822	—	—	2	—	1,824
Repayment of debt	—	(1,852)	—	—	(8)	—	(1,860)
Debt issuance costs and redemption premium	—	(69)	—	—	—	—	(69)
Repayment of intercompany borrowings	—	—	(3)	—	—	3	—
Intercompany transfers	1,086	225	122	(865)	(568)	—	—
Dividends paid	(195)	—	—	—	—	—	(195)
Intercompany dividends	—	—	—	—	(170)	170	—
Cash transferred in spin-offs of Park and HGV	—	—	—	—	(501)	—	(501)
Repurchases of common stock	(891)	—	—	—	—	—	(891)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(31)	—	—	—	(31)
Net cash provided by (used in) financing activities	—	126	88	(865)	(1,246)	173	(1,724)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	8	—	8
Net decrease in cash, restricted cash and cash equivalents	—	—	(27)	(3)	(984)	—	(1,014)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, beginning of period	—	—	90	31	1,563	—	1,684
Cash, restricted cash and cash equivalents, end of period	$—	$—	$63	$28	$579	$—	$670

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(37)	$—	$866	$1,086	$(605)	$1,310
Investing Activities:
Capital expenditures for property and equipment	—	—	—	(9)	(308)	—	(317)
Payments received on other financing receivables	—	—	—	2	1	—	3
Issuance of intercompany receivables	—	—	—	(192)	(42)	234	—
Payments received on intercompany receivables	—	—	—	192	—	(192)	—
Capitalized software costs	—	—	—	(73)	(8)	—	(81)
Other	—	(6)	—	(37)	15	—	(28)
Net cash used in investing activities	—	(6)	—	(117)	(342)	42	(423)
Financing Activities:
Borrowings	—	—	1,000	—	3,715	—	4,715
Repayment of debt	—	(266)	—	—	(4,093)	—	(4,359)
Debt issuance costs	—	(17)	(20)	—	(39)	—	(76)
Intercompany borrowings	—	—	—	42	192	(234)	—
Repayment of intercompany borrowings	—	—	—	—	(192)	192	—
Intercompany transfers	277	326	(890)	(854)	1,141	—	—
Dividends paid	(277)	—	—	—	—	—	(277)
Intercompany dividends	—	—	—	—	(605)	605	—
Distributions to noncontrolling interests	—	—	—	—	(32)	—	(32)
Tax withholdings on share-based compensation	—	—	—	(15)	—	—	(15)
Net cash provided by (used in) financing activities	—	43	90	(827)	87	563	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(15)	—	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	90	(78)	816	—	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	223	—	223
Cash, restricted cash and cash equivalents, beginning of period	—	—	—	109	747	—	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, end of period	$—	$—	$90	$31	$1,563	$—	$1,684

Condensed Balance Sheet [Table Text Block]

	June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$23	$609	$—	$635
Restricted cash and cash equivalents	—	—	34	16	33	—	83
Accounts receivable, net	—	—	14	852	324	—	1,190
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	16	48	55	(2)	117
Other	—	1	1	48	147	(7)	190
Total current assets	—	1	68	987	1,208	(49)	2,215
Intangibles and Other Assets:
Investments in subsidiaries	2	4,113	7,850	2	—	(11,967)	—
Goodwill	—	—	—	3,824	1,333	—	5,157
Brands	—	—	—	4,405	469	—	4,874
Management and franchise contracts, net	—	—	1	502	314	—	817
Other intangible assets, net	—	—	—	279	121	—	400
Operating lease right-of-use assets	—	—	36	10	845	—	891
Property and equipment, net	—	—	61	67	290	—	418
Deferred income tax assets	4	7	86	—	146	(97)	146
Other	—	12	31	17	162	—	222
Total intangibles and other assets	6	4,132	8,065	9,106	3,680	(12,064)	12,925
TOTAL ASSETS	$6	$4,133	$8,133	$10,093	$4,888	$(12,113)	$15,140
LIABILITIES AND EQUITY (DEFICIT)
Current Liabilities:
Accounts payable, accrued expenses and other	$36	$20	$201	$664	$743	$(7)	$1,657
Current maturities of long-term debt	—	—	20	—	17	—	37
Current portion of deferred revenues	—	—	47	241	12	(2)	298
Intercompany payables	—	—	40	—	—	(40)	—
Current portion of liability for guest loyalty program	—	—	—	788	—	—	788
Total current liabilities	36	20	308	1,693	772	(49)	2,780
Long-term debt	—	4,076	3,473	—	223	—	7,772
Operating lease liabilities	—	—	43	8	1,015	—	1,066
Deferred revenues	—	—	—	754	68	—	822
Deferred income tax liabilities	—	—	—	958	—	(97)	861
Liability for guest loyalty program	—	—	—	986	—	—	986
Other	—	35	196	94	551	—	876
Total liabilities	36	4,131	4,020	4,493	2,629	(146)	15,163
Equity (Deficit):
Total Hilton stockholders' equity (deficit)	(30)	2	4,113	5,600	2,252	(11,967)	(30)
Noncontrolling interests	—	—	—	—	7	—	7
Total equity (deficit)	(30)	2	4,113	5,600	2,259	(11,967)	(23)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	$6	$4,133	$8,133	$10,093	$4,888	$(12,113)	$15,140

	December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$17	$383	$—	$403
Restricted cash and cash equivalents	—	—	34	15	32	—	81
Accounts receivable, net	—	—	10	735	405	—	1,150
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	52	37	80	(9)	160
Other	—	1	1	36	154	(3)	189
Total current assets	—	1	100	840	1,094	(52)	1,983
Intangibles and Other Assets:
Investments in subsidiaries	557	5,131	7,930	557	—	(14,175)	—
Goodwill	—	—	—	3,824	1,336	—	5,160
Brands	—	—	—	4,404	465	—	4,869
Management and franchise contracts, net	—	—	—	556	316	—	872
Other intangible assets, net	—	—	—	287	128	—	415
Property and equipment, net	—	—	27	65	275	—	367
Deferred income tax assets	4	—	94	—	90	(98)	90
Other	—	23	33	22	161	—	239
Total intangibles and other assets	561	5,154	8,084	9,715	2,771	(14,273)	12,012
TOTAL ASSETS	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$10	$19	$229	$529	$765	$(3)	$1,549
Current maturities of long-term debt	—	—	—	—	16	—	16
Current portion of deferred revenues	—	—	106	239	14	(9)	350
Intercompany payables	—	—	40	—	—	(40)	—
Current portion of liability for guest loyalty program	—	—	—	700	—	—	700
Total current liabilities	10	19	375	1,468	795	(52)	2,615
Long-term debt	—	4,573	2,467	—	226	—	7,266
Deferred revenues	—	—	—	762	64	—	826
Deferred income tax liabilities	—	6	—	962	28	(98)	898
Liability for guest loyalty program	—	—	—	969	—	—	969
Other	—	—	211	93	559	—	863
Total liabilities	10	4,598	3,053	4,254	1,672	(150)	13,437
Equity:
Total Hilton stockholders' equity	551	557	5,131	6,301	2,186	(14,175)	551
Noncontrolling interests	—	—	—	—	7	—	7
Total equity	551	557	5,131	6,301	2,193	(14,175)	558
TOTAL LIABILITIES AND EQUITY	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995

The following tables present the condensed consolidating financial information as of December 31, 2018 and 2017 and for the years ended December 31, 2018, 2017 and 2016, for the Parent, HWF Issuers, HOC, Guarantors and Non-Guarantors.

	December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$3	$17	$383	$—	$403
Restricted cash and cash equivalents	—	—	34	15	32	—	81
Accounts receivable, net	—	—	10	735	405	—	1,150
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	52	37	80	(9)	160
Income taxes receivable	—	—	—	23	—	(3)	20
Other	—	1	1	13	154	—	169
Total current assets	—	1	100	840	1,094	(52)	1,983
Intangibles and Other Assets:
Investments in subsidiaries	557	5,131	7,930	557	—	(14,175)	—
Goodwill	—	—	—	3,824	1,336	—	5,160
Brands	—	—	—	4,404	465	—	4,869
Management and franchise contracts, net	—	—	—	556	316	—	872
Other intangible assets, net	—	—	—	287	128	—	415
Property and equipment, net	—	—	27	65	275	—	367
Deferred income tax assets	4	—	94	—	90	(98)	90
Other	—	23	33	22	161	—	239
Total intangibles and other assets	561	5,154	8,084	9,715	2,771	(14,273)	12,012
TOTAL ASSETS	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$10	$19	$229	$529	$743	$—	$1,530
Current portion of deferred revenues	—	—	106	239	14	(9)	350
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	—	—	—	16	—	16
Income taxes payable	—	—	—	—	22	(3)	19
Current portion of liability for guest loyalty program	—	—	—	700	—	—	700
Total current liabilities	10	19	375	1,468	795	(52)	2,615
Long-term debt	—	4,573	2,467	—	226	—	7,266
Deferred revenues	—	—	—	762	64	—	826
Deferred income tax liabilities	—	6	—	962	28	(98)	898
Liability for guest loyalty program	—	—	—	969	—	—	969
Other	—	—	211	93	559	—	863
Total liabilities	10	4,598	3,053	4,254	1,672	(150)	13,437
Equity:
Total Hilton stockholders' equity	551	557	5,131	6,301	2,186	(14,175)	551
Noncontrolling interests	—	—	—	—	7	—	7
Total equity	551	557	5,131	6,301	2,193	(14,175)	558
TOTAL LIABILITIES AND EQUITY	$561	$5,155	$8,184	$10,555	$3,865	$(14,325)	$13,995

	December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
ASSETS
Current Assets:
Cash and cash equivalents	$—	$—	$2	$18	$550	$—	$570
Restricted cash and cash equivalents	—	—	61	10	29	—	100
Accounts receivable, net	—	—	18	712	275	—	1,005
Intercompany receivables	—	—	—	—	40	(40)	—
Prepaid expenses	—	—	25	24	84	(6)	127
Income taxes receivable	—	—	—	60	—	(24)	36
Other	—	—	1	13	155	—	169
Total current assets	—	—	107	837	1,133	(70)	2,007
Intangibles and Other Assets:
Investments in subsidiaries	1,697	7,067	8,326	1,697	—	(18,787)	—
Goodwill	—	—	—	3,824	1,366	—	5,190
Brands	—	—	—	4,405	485	—	4,890
Management and franchise contracts, net	—	—	2	645	306	—	953
Other intangible assets, net	—	—	1	283	149	—	433
Property and equipment, net	—	—	20	67	266	—	353
Deferred income tax assets	6	—	104	—	127	(126)	111
Other	—	20	32	67	172	—	291
Total intangibles and other assets	1,703	7,087	8,485	10,988	2,871	(18,913)	12,221
TOTAL ASSETS	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228
LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable, accrued expenses and other	$15	$20	$184	$576	$624	$(3)	$1,416
Current portion of deferred revenues	—	—	90	266	13	(3)	366
Intercompany payables	—	—	40	—	—	(40)	—
Current maturities of long-term debt	—	32	—	—	14	—	46
Income taxes payable	—	—	—	—	36	(24)	12
Current portion of liability for guest loyalty program	—	—	—	622	—	—	622
Total current liabilities	15	52	314	1,464	687	(70)	2,462
Long-term debt	—	5,333	983	—	240	—	6,556
Deferred revenues	—	—	—	770	59	—	829
Deferred income tax liabilities	—	5	—	1,052	—	(126)	931
Liability for guest loyalty program	—	—	—	839	—	—	839
Other	—	—	228	64	628	—	920
Total liabilities	15	5,390	1,525	4,189	1,614	(196)	12,537
Equity:
Total Hilton stockholders' equity	1,688	1,697	7,067	7,636	2,387	(18,787)	1,688
Noncontrolling interests	—	—	—	—	3	—	3
Total equity	1,688	1,697	7,067	7,636	2,390	(18,787)	1,691
TOTAL LIABILITIES AND EQUITY	$1,703	$7,087	$8,592	$11,825	$4,004	$(18,983)	$14,228

Condensed Statement of Income and Comprehensive Income [Table Text Block]

	Three Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$69	$338	$41	$(4)	$444
Base and other management fees	—	—	—	57	32	—	89
Incentive management fees	—	—	—	21	37	—	58
Owned and leased hotels	—	—	—	—	387	—	387
Other revenues	—	—	1	20	5	—	26
	—	—	70	436	502	(4)	1,004
Other revenues from managed and franchised properties	—	—	81	1,247	152	—	1,480
Total revenues	—	—	151	1,683	654	(4)	2,484

Expenses
Owned and leased hotels	—	—	—	—	334	—	334
Depreciation and amortization	—	—	1	63	22	—	86
General and administrative	—	—	89	—	31	(7)	113
Other expenses	—	—	3	2	7	3	15
	—	—	93	65	394	(4)	548
Other expenses from managed and franchised properties	—	—	87	1,224	147	—	1,458
Total expenses	—	—	180	1,289	541	(4)	2,006

Operating income (loss)	—	—	(29)	394	113	—	478

Interest expense	—	(52)	(33)	—	(16)	—	(101)
Gain (loss) on foreign currency transactions	—	—	(1)	(9)	7	—	(3)
Other non-operating income (loss), net	—	(9)	—	(5)	2	—	(12)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(61)	(63)	380	106	—	362

Income tax benefit (expense)	—	15	14	(94)	(36)	—	(101)

Income (loss) before equity in earnings from subsidiaries	—	(46)	(49)	286	70	—	261

Equity in earnings from subsidiaries	260	306	355	260	—	(1,181)	—

Net income	260	260	306	546	70	(1,181)	261
Net income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Net income attributable to Hilton stockholders	$260	$260	$306	$546	$69	$(1,181)	$260

Comprehensive income	$252	$235	$308	$546	$85	$(1,173)	$253
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(1)	—	(1)
Comprehensive income attributable to Hilton stockholders	$252	$235	$308	$546	$84	$(1,173)	$252

	Three Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$50	$322	$36	$(4)	$404
Base and other management fees	—	—	1	55	28	—	84
Incentive management fees	—	—	—	22	37	—	59
Owned and leased hotels	—	—	—	—	392	—	392
Other revenues	—	—	1	17	3	1	22
	—	—	52	416	496	(3)	961
Other revenues from managed and franchised properties	—	—	62	1,110	158	—	1,330
Total revenues	—	—	114	1,526	654	(3)	2,291

Expenses
Owned and leased hotels	—	—	—	—	352	—	352
Depreciation and amortization	—	—	2	58	19	—	79
General and administrative	—	—	83	—	32	—	115
Other expenses	—	—	2	8	6	(4)	12
	—	—	87	66	409	(4)	558
Other expenses from managed and franchised properties	—	—	62	1,114	151	—	1,327
Total expenses	—	—	149	1,180	560	(4)	1,885

Operating income (loss)	—	—	(35)	346	94	1	406

Interest expense	—	(57)	(31)	—	(9)	2	(95)
Gain (loss) on foreign currency transactions	—	—	6	(89)	71	—	(12)
Other non-operating income (loss), net	—	(7)	1	4	4	(3)	(1)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(64)	(59)	261	160	—	298

Income tax benefit (expense)	—	16	14	(61)	(50)	—	(81)

Income (loss) before equity in earnings from subsidiaries	—	(48)	(45)	200	110	—	217

Equity in earnings from subsidiaries	217	265	310	217	—	(1,009)	—

Net income	217	217	265	417	110	(1,009)	217
Net income attributable to noncontrolling interests	—	—	—	—	—	—	—
Net income attributable to Hilton stockholders	$217	$217	$265	$417	$110	$(1,009)	$217

Comprehensive income	$155	$227	$266	$416	$38	$(947)	$155
Comprehensive income attributable to noncontrolling interests	—	—	—	—	—	—	—
Comprehensive income attributable to Hilton stockholders	$155	$227	$266	$416	$38	$(947)	$155

	Six Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$130	$632	$73	$(9)	$826
Base and other management fees	—	—	—	109	60	—	169
Incentive management fees	—	—	—	44	69	—	113
Owned and leased hotels	—	—	—	—	699	—	699
Other revenues	—	—	1	43	8	—	52
	—	—	131	828	909	(9)	1,859
Other revenues from managed and franchised properties	—	—	156	2,386	287	—	2,829
Total revenues	—	—	287	3,214	1,196	(9)	4,688

Expenses
Owned and leased hotels	—	—	—	—	632	—	632
Depreciation and amortization	—	—	3	125	42	—	170
General and administrative	—	—	171	—	62	(13)	220
Other expenses	—	—	4	10	17	4	35
	—	—	178	135	753	(9)	1,057
Other expenses from managed and franchised properties	—	—	159	2,402	280	—	2,841
Total expenses	—	—	337	2,537	1,033	(9)	3,898

Operating income (loss)	—	—	(50)	677	163	—	790

Interest expense	—	(103)	(68)	—	(28)	—	(199)
Gain (loss) on foreign currency transactions	—	—	1	(27)	23	—	(3)
Other non-operating income (loss), net	—	(9)	—	(5)	6	—	(8)

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(112)	(117)	645	164	—	580

Income tax benefit (expense)	—	27	27	(159)	(55)	—	(160)

Income (loss) before equity in earnings from subsidiaries	—	(85)	(90)	486	109	—	420

Equity in earnings from subsidiaries	418	503	593	418	—	(1,932)	—

Net income	418	418	503	904	109	(1,932)	420
Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income attributable to Hilton stockholders	$418	$418	$503	$904	$107	$(1,932)	$418

Comprehensive income	$394	$378	$506	$904	$122	$(1,908)	$396
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Comprehensive income attributable to Hilton stockholders	$394	$378	$506	$904	$120	$(1,908)	$394

	Six Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$94	$584	$65	$(8)	$735
Base and other management fees	—	—	1	106	54	—	161
Incentive management fees	—	—	—	43	71	—	114
Owned and leased hotels	—	—	—	—	726	—	726
Other revenues	—	—	3	41	5	(4)	45
	—	—	98	774	921	(12)	1,781
Other revenues from managed and franchised properties	—	—	106	2,180	298	—	2,584
Total revenues	—	—	204	2,954	1,219	(12)	4,365

Expenses
Owned and leased hotels	—	—	—	—	672	—	672
Depreciation and amortization	—	—	3	118	40	—	161
General and administrative	—	—	156	—	67	(4)	219
Other expenses	—	—	4	15	15	(8)	26
	—	—	163	133	794	(12)	1,078
Other expenses from managed and franchised properties	—	—	108	2,198	296	—	2,602
Total expenses	—	—	271	2,331	1,090	(12)	3,680

Operating income (loss)	—	—	(67)	623	129	—	685

Interest expense	—	(118)	(44)	—	(19)	3	(178)
Gain (loss) on foreign currency transactions	—	—	3	(81)	77	—	(1)
Other non-operating income (loss), net	—	(7)	4	12	7	(3)	13

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(125)	(104)	554	194	—	519

Income tax benefit (expense)	—	31	27	(134)	(63)	—	(139)

Income (loss) before equity in earnings from subsidiaries	—	(94)	(77)	420	131	—	380

Equity in earnings from subsidiaries	378	472	549	378	—	(1,777)	—

Net income	378	378	472	798	131	(1,777)	380
Net income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Net income attributable to Hilton stockholders	$378	$378	$472	$798	$129	$(1,777)	$378

Comprehensive income	$377	$417	$473	$798	$90	$(1,776)	$379
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(2)	—	(2)
Comprehensive income attributable to Hilton stockholders	$377	$417	$473	$798	$88	$(1,776)	$377

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$227	$1,182	$139	$(18)	$1,530
Base and other management fees	—	—	1	205	115	—	321
Incentive management fees	—	—	—	78	157	—	235
Owned and leased hotels	—	—	—	—	1,484	—	1,484
Other revenues	—	—	6	81	11	—	98
	—	—	234	1,546	1,906	(18)	3,668
Other revenues from managed and franchised properties	—	—	245	4,376	617	—	5,238
Total revenues	—	—	479	5,922	2,523	(18)	8,906

Expenses
Owned and leased hotels	—	—	—	—	1,332	—	1,332
Depreciation and amortization	—	—	6	237	82	—	325
General and administrative	—	—	323	—	130	(10)	443
Other expenses	—	—	7	22	30	(8)	51
	—	—	336	259	1,574	(18)	2,151
Other expenses from managed and franchised properties	—	—	236	4,466	621	—	5,323
Total expenses	—	—	572	4,725	2,195	(18)	7,474

Operating income (loss)	—	—	(93)	1,197	328	—	1,432

Interest expense	—	(227)	(106)	—	(38)	—	(371)
Gain (loss) on foreign currency transactions	—	—	4	84	(99)	—	(11)
Other non-operating income (loss), net	—	(9)	3	16	18	—	28

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(236)	(192)	1,297	209	—	1,078

Income tax benefit (expense)	—	57	39	(309)	(96)	—	(309)

Income (loss) before equity in earnings from subsidiaries	—	(179)	(153)	988	113	—	769

Equity in earnings from subsidiaries	764	943	1,096	764	—	(3,567)	—

Net income	764	764	943	1,752	113	(3,567)	769
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$764	$764	$943	$1,752	$108	$(3,567)	$764

Comprehensive income	$707	$784	$932	$1,751	$48	$(3,510)	$712
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$707	$784	$932	$1,751	$43	$(3,510)	$707

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$143	$1,077	$118	$(17)	$1,321
Base and other management fees	—	—	1	195	128	—	324
Incentive management fees	—	—	—	76	146	—	222
Owned and leased hotels	—	—	—	—	1,432	—	1,432
Other revenues	—	—	31	70	11	(7)	105
	—	—	175	1,418	1,835	(24)	3,404
Other revenues from managed and franchised properties	—	—	159	3,986	582	—	4,727
Total revenues	—	—	334	5,404	2,417	(24)	8,131

Expenses
Owned and leased hotels	—	—	—	—	1,269	—	1,269
Depreciation and amortization	—	—	5	242	89	—	336
General and administrative	—	—	327	—	118	(6)	439
Other expenses	—	—	17	29	27	(17)	56
	—	—	349	271	1,503	(23)	2,100
Other expenses from managed and franchised properties	—	—	147	4,147	605	—	4,899
Total expenses	—	—	496	4,418	2,108	(23)	6,999

Gain (loss) on sales of assets, net	—	—	—	(1)	1	—	—

Operating income (loss)	—	—	(162)	985	310	(1)	1,132

Interest expense	—	(244)	(61)	—	(47)	1	(351)
Gain (loss) on foreign currency transactions	—	—	10	124	(131)	—	3
Loss on debt extinguishment	—	(60)	—	—	—	—	(60)
Other non-operating income (loss), net	—	(3)	4	7	21	—	29

Income (loss) before income taxes and equity in earnings from subsidiaries	—	(307)	(209)	1,116	153	—	753

Income tax benefit (expense)	(3)	122	26	89	102	—	336

Income (loss) before equity in earnings from subsidiaries	(3)	(185)	(183)	1,205	255	—	1,089

Equity in earnings from subsidiaries	1,087	1,272	1,455	1,087	—	(4,901)	—

Net income	1,084	1,087	1,272	2,292	255	(4,901)	1,089
Net income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Net income attributable to Hilton stockholders	$1,084	$1,087	$1,272	$2,292	$250	$(4,901)	$1,084

Comprehensive income	$1,281	$1,101	$1,288	$2,295	$419	$(5,098)	$1,286
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(5)	—	(5)
Comprehensive income attributable to Hilton stockholders	$1,281	$1,101	$1,288	$2,295	$414	$(5,098)	$1,281

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Revenues
Franchise and licensing fees	$—	$—	$21	$974	$106	$(10)	$1,091
Base and other management fees	—	—	—	122	108	—	230
Incentive management fees	—	—	—	16	126	—	142
Owned and leased hotels	—	—	—	—	1,434	—	1,434
Other revenues	—	—	10	61	11	—	82
	—	—	31	1,173	1,785	(10)	2,979
Other revenues from managed and franchised properties	—	—	32	3,053	512	—	3,597
Total revenues	—	—	63	4,226	2,297	(10)	6,576

Expenses
Owned and leased hotels	—	—	—	—	1,279	—	1,279
Depreciation and amortization	—	—	1	266	86	—	353
General and administrative	—	—	90	203	116	—	409
Other expenses	—	—	1	31	44	(10)	66
	—	—	92	500	1,525	(10)	2,107
Other expenses from managed and franchised properties	—	—	32	3,083	494	—	3,609
Total expenses	—	—	124	3,583	2,019	(10)	5,716

Gain on sales of assets, net	—	—	—	—	8	—	8

Operating income (loss)	—	—	(61)	643	286	—	868

Interest expense	—	(261)	(14)	(12)	(47)	—	(334)
Gain (loss) on foreign currency transactions	—	—	11	(150)	123	—	(16)
Other non-operating income, net	—	1	1	7	13	—	22

Income (loss) from continuing operations before income taxes and equity in losses from subsidiaries	—	(260)	(63)	488	375	—	540

Income tax benefit (expense)	193	100	26	(297)	(579)	—	(557)

Income (loss) from continuing operations before equity in losses from subsidiaries	193	(160)	(37)	191	(204)	—	(17)

Equity in losses from subsidiaries	(220)	(60)	(23)	(220)	—	523	—

Loss from continuing operations, net of taxes	(27)	(220)	(60)	(29)	(204)	523	(17)
Income from discontinued operations, net of taxes	365	365	365	426	375	(1,525)	371
Net income	338	145	305	397	171	(1,002)	354
Net income attributable to noncontrolling interests	—	—	—	—	(16)	—	(16)
Net income attributable to Hilton stockholders	$338	$145	$305	$397	$155	$(1,002)	$338

Comprehensive income	$121	$143	$310	$326	$21	$(785)	$136
Comprehensive income attributable to noncontrolling interests	—	—	—	—	(15)	—	(15)
Comprehensive income attributable to Hilton stockholders	$121	$143	$310	$326	$6	$(785)	$121

Condensed Cash Flow Statement [Table Text Block]

	Six Months Ended June 30, 2019
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(85)	$—	$675	$75	$(15)	$650
Investing Activities:
Capital expenditures for property and equipment	—	—	(5)	(3)	(38)	—	(46)
Capitalized software costs	—	—	—	(44)	—	—	(44)
Other	—	—	—	1	(6)	—	(5)
Net cash used in investing activities	—	—	(5)	(46)	(44)	—	(95)
Financing Activities:
Borrowings	—	795	1,000	—	—	—	1,795
Repayment of debt	—	(1,295)	(14)	—	(8)	—	(1,317)
Debt issuance costs	—	(13)	(14)	—	—	—	(27)
Intercompany transfers	740	598	(933)	(622)	217	—	—
Dividends paid	(87)	—	—	—	—	—	(87)
Repurchases of common stock	(653)	—	—	—	—	—	(653)
Intercompany dividends	—	—	—	—	(15)	15	—
Share-based compensation tax withholdings and other	—	—	(34)	—	—	—	(34)
Net cash provided by (used in) financing activities	—	85	5	(622)	194	15	(323)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	2	—	2
Net increase in cash, restricted cash and cash equivalents	—	—	—	7	227	—	234
Cash, restricted cash and cash equivalents, beginning of period	—	—	37	32	415	—	484
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$39	$642	$—	$718

	Six Months Ended June 30, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(102)	$(8)	$494	$148	$—	$532
Investing Activities:
Capital expenditures for property and equipment	—	—	(4)	(1)	(23)	—	(28)
Capitalized software costs	—	—	—	(38)	—	—	(38)
Other	—	—	—	(3)	(6)	—	(9)
Net cash used in investing activities	—	—	(4)	(42)	(29)	—	(75)
Financing Activities:
Borrowings	—	150	1,500	—	—	—	1,650
Repayment of debt	—	(660)	—	—	(12)	—	(672)
Debt issuance costs	—	—	(21)	—	—	—	(21)
Intercompany transfers	1,531	612	(1,451)	(450)	(242)	—	—
Dividends paid	(92)	—	—	—	—	—	(92)
Repurchases of common stock	(1,439)	—	—	—	—	—	(1,439)
Share-based compensation tax withholdings and other	—	—	(42)	—	—	—	(42)
Net cash provided by (used in) financing activities	—	102	(14)	(450)	(254)	—	(616)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(6)	—	(6)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(26)	2	(141)	—	(165)
Cash, restricted cash and cash equivalents, beginning of period	—	—	63	28	579	—	670
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$30	$438	$—	$505

	Year Ended December 31, 2018
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(185)	$(8)	$1,267	$181	$—	$1,255
Investing Activities:
Capital expenditures for property and equipment	—	—	(9)	(7)	(56)	—	(72)
Payments received on other financing receivables	—	—	—	49	1	—	50
Capitalized software costs	—	—	—	(87)	—	—	(87)
Other	—	—	—	(6)	(16)	—	(22)
Net cash used in investing activities	—	—	(9)	(51)	(71)	—	(131)
Financing Activities:
Borrowings	—	175	1,500	—	1	—	1,676
Repayment of debt	—	(985)	—	—	(20)	—	(1,005)
Debt issuance costs	—	—	(21)	—	—	—	(21)
Intercompany transfers	1,902	995	(1,444)	(1,209)	(244)	—	—
Dividends paid	(181)	—	—	—	—	—	(181)
Repurchases of common stock	(1,721)	—	—	—	—	—	(1,721)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(44)	—	—	—	(44)
Acquisition of noncontrolling interest	—	—	—	(3)	—	—	(3)
Net cash provided by (used in) financing activities	—	185	(9)	(1,212)	(264)	—	(1,300)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(10)	—	(10)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	(26)	4	(164)	—	(186)
Cash, restricted cash and cash equivalents, beginning of period	—	—	63	28	579	—	670
Cash, restricted cash and cash equivalents, end of period	$—	$—	$37	$32	$415	$—	$484

	Year Ended December 31, 2017
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(113)	$(103)	$950	$285	$(170)	$849
Investing Activities:
Capital expenditures for property and equipment	—	—	(12)	(12)	(34)	—	(58)
Payments received on other financing receivables	—	—	—	7	—	—	7
Capitalized software costs	—	—	—	(75)	—	—	(75)
Other	—	(13)	—	(8)	3	(3)	(21)
Net cash used in investing activities	—	(13)	(12)	(88)	(31)	(3)	(147)
Financing Activities:
Borrowings	—	1,822	—	—	2	—	1,824
Repayment of debt	—	(1,852)	—	—	(8)	—	(1,860)
Debt issuance costs and redemption premium	—	(69)	—	—	—	—	(69)
Repayment of intercompany borrowings	—	—	(3)	—	—	3	—
Intercompany transfers	1,086	225	122	(865)	(568)	—	—
Dividends paid	(195)	—	—	—	—	—	(195)
Intercompany dividends	—	—	—	—	(170)	170	—
Cash transferred in spin-offs of Park and HGV	—	—	—	—	(501)	—	(501)
Repurchases of common stock	(891)	—	—	—	—	—	(891)
Distributions to noncontrolling interests	—	—	—	—	(1)	—	(1)
Tax withholdings on share-based compensation	—	—	(31)	—	—	—	(31)
Net cash provided by (used in) financing activities	—	126	88	(865)	(1,246)	173	(1,724)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	8	—	8
Net decrease in cash, restricted cash and cash equivalents	—	—	(27)	(3)	(984)	—	(1,014)
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, beginning of period	—	—	90	31	1,563	—	1,684
Cash, restricted cash and cash equivalents, end of period	$—	$—	$63	$28	$579	$—	$670

	Year Ended December 31, 2016
	Parent	HWF Issuers	HOC	Guarantors	Non-Guarantors	Eliminations	Total
	(in millions)
Operating Activities:
Net cash provided by (used in) operating activities	$—	$(37)	$—	$866	$1,086	$(605)	$1,310
Investing Activities:
Capital expenditures for property and equipment	—	—	—	(9)	(308)	—	(317)
Payments received on other financing receivables	—	—	—	2	1	—	3
Issuance of intercompany receivables	—	—	—	(192)	(42)	234	—
Payments received on intercompany receivables	—	—	—	192	—	(192)	—
Capitalized software costs	—	—	—	(73)	(8)	—	(81)
Other	—	(6)	—	(37)	15	—	(28)
Net cash used in investing activities	—	(6)	—	(117)	(342)	42	(423)
Financing Activities:
Borrowings	—	—	1,000	—	3,715	—	4,715
Repayment of debt	—	(266)	—	—	(4,093)	—	(4,359)
Debt issuance costs	—	(17)	(20)	—	(39)	—	(76)
Intercompany borrowings	—	—	—	42	192	(234)	—
Repayment of intercompany borrowings	—	—	—	—	(192)	192	—
Intercompany transfers	277	326	(890)	(854)	1,141	—	—
Dividends paid	(277)	—	—	—	—	—	(277)
Intercompany dividends	—	—	—	—	(605)	605	—
Distributions to noncontrolling interests	—	—	—	—	(32)	—	(32)
Tax withholdings on share-based compensation	—	—	—	(15)	—	—	(15)
Net cash provided by (used in) financing activities	—	43	90	(827)	87	563	(44)
Effect of exchange rate changes on cash, restricted cash and cash equivalents	—	—	—	—	(15)	—	(15)
Net increase (decrease) in cash, restricted cash and cash equivalents	—	—	90	(78)	816	—	828
Cash, restricted cash and cash equivalents from continuing operations, beginning of period	—	—	—	109	524	—	633
Cash, restricted cash and cash equivalents from discontinued operations, beginning of period	—	—	—	—	223	—	223
Cash, restricted cash and cash equivalents, beginning of period	—	—	—	109	747	—	856
Cash, restricted cash and cash equivalents from continuing operations, end of period	—	—	90	31	1,062	—	1,183
Cash, restricted cash and cash equivalents from discontinued operations, end of period	—	—	—	—	501	—	501
Cash, restricted cash and cash equivalents, end of period	$—	$—	$90	$31	$1,563	$—	$1,684